Revenue From Services Rendered - Summary of Revenue From Services Rendered (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue from fund management	R$ 396,532	R$ 384,321	R$ 285,798
Gross revenue from performance fees	15,343	38,649	41,869
Gross revenue from financial advisory services	24,072	73,066	31,569
Gross revenue from services rendered	435,947	496,036	359,236
Net revenue from services rendered	408,095	465,458	339,892
Net revenue from fund management	371,501	361,070	271,266
Net revenue from performance fees	14,600	37,633	39,784
Net revenue from advisory	21,994	66,755	28,842
COFINS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(15,352)	(15,438)	(9,488)
PIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(3,330)	(3,348)	(2,057)
ISS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(9,170)	(11,792)	(7,799)
In Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue from services rendered	338,937	378,147	264,493
Abroad [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue from services rendered	R$ 97,010	R$ 117,889	R$ 94,743